Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Inventory [Line Items]
Semiconductors	$ 1,266,143	$ 325,428
Equipment, tools and others	60,238	13,858
Inventory valuation allowance	(374)
Total inventory, net	$ 1,326,007	$ 339,286